SCHEDULE I ADDITIONAL INFORMATION OF THE PARENT COMPANY - CONDENSED BALANCE SHEETS (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 5,279,902,398	$ 809,180,444	¥ 8,091,990,270	¥ 5,562,204,889
Short-term deposits	2,230,229,000	341,797,548
Prepayments	66,257,313	10,154,377	50,304,112
Other current assets	236,704,095	36,276,490	204,309,593
Amount due from subsidiaries and VIEs	9,045,078	1,386,219	24,043,850	64,070,214
Total current assets	8,033,757,092	1,231,227,140	8,601,650,417
Other non-current assets	19,004,481	2,912,564	8,546,843
TOTAL ASSETS	8,907,957,330	1,365,204,188	9,103,670,339
Current liabilities:
Accrued expenses and other current liabilities	384,040,820	58,856,831	392,347,124
Amount due to subsidiaries and VIEs	223,524,929	34,256,694	298,733,022	¥ 1,628,307,520
Deferred revenue	242,013,205	37,090,146	195,982,486
Total current liabilities	1,882,843,827	288,558,441	1,794,236,117
TOTAL LIABILITIES	1,930,574,343	295,873,463	1,840,306,465
Shareholders' equity (deficit)
Ordinary shares (US$0.0001 par value, 500,000,000 shares authorized, 34,568,689 shares issued, 32,751,819 and 33,445,346 shares outstanding as of December 31, 2019 and 2020, respectively)	22,630	3,468	22,144
Treasury shares (291,207 and 1,177,499 shares as of December 31, 2019 and 2020, respectively)	(695,097,853)	(106,528,407)	(168,567,125)
Accumulated deficit	(2,863,219,263)	(438,807,550)	(3,348,717,860)
Accumulated other comprehensive income	10,911,853	1,672,314	434,893,990
Total DouYu Shareholder's Equity	6,939,016,248	1,063,450,765	7,241,909,004
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	8,907,957,330	1,365,204,188	9,103,670,339
Parent Company
Current assets:
Cash and cash equivalents	4,449,399,546	681,900,314	7,140,577,532
Short-term deposits	1,370,229,000	209,996,782
Prepayments	889,759	136,362	838,398
Other current assets	24,267,221	3,719,113	56,840,976
Amount due from subsidiaries and VIEs	38,099,544	5,839,010	39,995,433
Total current assets	5,882,885,070	901,591,581	7,238,252,339
Other non-current assets
Investments in subsidiaries and VIEs	1,118,657,273	171,441,728	124,167,455
TOTAL ASSETS	7,001,542,343	1,073,033,309	7,362,419,794
Current liabilities:
Accrued expenses and other current liabilities	19,118,882	2,930,097	60,938,325
Amount due to subsidiaries and VIEs	317,218	48,616	339,159
Deferred revenue	12,311,427	1,886,809	13,162,958
Total current liabilities	31,747,527	4,865,522	74,440,442
Non-current liabilities	30,778,568	4,717,022	46,070,348
TOTAL LIABILITIES	62,526,095	9,582,544	120,510,790
Shareholders' equity (deficit)
Ordinary shares (US$0.0001 par value, 500,000,000 shares authorized, 34,568,689 shares issued, 32,751,819 and 33,445,346 shares outstanding as of December 31, 2019 and 2020, respectively)	22,630	3,468	22,144
Treasury shares (291,207 and 1,177,499 shares as of December 31, 2019 and 2020, respectively)	(695,097,853)	(106,528,407)	(168,567,125)
Additional paid-in capital	10,486,398,881	1,607,110,940	10,324,277,855
Accumulated deficit	(2,863,219,263)	(438,807,550)	(3,348,717,860)
Accumulated other comprehensive income	10,911,853	1,672,314	434,893,990
Total DouYu Shareholder's Equity	6,939,016,248	1,063,450,765	7,241,909,004
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	¥ 7,001,542,343	$ 1,073,033,309	¥ 7,362,419,794